Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended			1 Months Ended				3 Months Ended		12 Months Ended		0 Months Ended				1 Months Ended		0 Months Ended		1 Months Ended					0 Months Ended				1 Months Ended					0 Months Ended	1 Months Ended
	Mar. 09, 2015	Jan. 23, 2015	Oct. 07, 2014	Aug. 13, 2014	Feb. 04, 2014	Jun. 27, 2014	Feb. 20, 2014	Nov. 30, 2013	Jan. 20, 2011	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 12, 2014	Oct. 08, 2014	Feb. 09, 2015	Oct. 04, 2010	Sep. 24, 2014	Jul. 23, 2014	Jun. 16, 2014	Apr. 06, 2015	Oct. 23, 2014	Oct. 31, 2014	Mar. 12, 2014	Aug. 27, 2014	Jun. 15, 2012	May 09, 2014	Jun. 10, 2013	Mar. 14, 2014	Jul. 02, 2013	Mar. 27, 2013	Jul. 22, 2014	Dec. 23, 2013	Mar. 20, 2013	Mar. 22, 2013	Feb. 11, 2014	Aug. 25, 2014 sqft	May 29, 2015
Commitments and Contingencies Disclosure [Line Items]
Grant date value			$ 15,000				$ 67,830					$ 124,200
Warrant exercisable term							3 years
Lease Expiration Date									Jan. 31, 2014
Lease Rent Second Year												6,234
Lease Rent Third Year												6,422
Research and Development Expense										406,856	493,741	1,430,614	1,594,054
Accounts Payable and Accrued Liabilities, Total												43,000	353,000
Stock issued during period, value, issued for services			48,388
Stock-based compensation, stock option granted										600,000		10,575,000	1,145,000
Common stock exercise price										$ 0.46		$ 0.41	$ 0.68
Number of shares called by warrants												190,000	402,500
Initial year Salary			25,000
Percentage Of Increase Salary			28.00%
Employee-related Liabilities												574,278	542,535
Severance Costs	125,000
Salaries, Wages and Officers Compensation, Total													565,000
Loss Contingency, Damages Paid, Value								193,000
Loss contingency damages paid value, warrants issued								80,000
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.75
Monthly Payments for Leasing					962
Stock Issued During Period, Shares, New Issues				550,000
Leasehold Improvements, Gross												103,582	0
Rent Expense										35,000	11,000	20,380	99,175
Professional Fees										365,069	267,198	1,310,121	779,462
Monthly Payments under Consulting Agreements			15,000			10,000
Monthly Escalating Payments under Consulting Agreements			10,000
Warrants Issued During Period, Number of Warrants		100,000
Allocated Share-Based Compensation Expense										76,647	14,071
Share Based Compensation										371,167	373,499	1,360,296	812,647
Security Deposit										45,900		45,900	0
Loss Contingency Damages Paid Value Per Year								52,000
Loss Contingency, Allegations								The action is associated with an alleged $5,000 loan made in 2009 and an alleged consulting/employment agreement entered into with the Company effective in 2009.
Warrants Issue One [Member]
Commitments and Contingencies Disclosure [Line Items]
Warrants Issued During Period, Number of Warrants														100,000
Warrants Issued During Period, Exercise Price at Issuance Date														$ 0.53										0.53
Warrants Issue Two [Member]
Commitments and Contingencies Disclosure [Line Items]
Warrants Issued During Period, Number of Warrants														280,000
Warrants Issued During Period, Exercise Price at Issuance Date														$ 0.53										0.53
Warrants Issue Three [Member]
Commitments and Contingencies Disclosure [Line Items]
Warrants Issued During Period, Number of Warrants														20,000
Warrants Issued During Period, Exercise Price at Issuance Date														$ 1.50										1.50
Chief Medical Advisor [Member]
Commitments and Contingencies Disclosure [Line Items]
Stock-based compensation, stock option granted							300,000
Common stock exercise price							$ 0.65
Monthly Payments under Consulting Agreements							10,000								15,000
Monthly Escalating Payments under Consulting Agreements							20,000								20,000
Division President
Commitments and Contingencies Disclosure [Line Items]
Stock-based compensation, stock option granted																500,000
Common stock exercise price																$ 0.46
Severance Costs																150,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grant Intrinsic Value																200,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																3 years
Warrant [Member]
Commitments and Contingencies Disclosure [Line Items]
Grant date value														23,270										23,270
Allocated Share-Based Compensation Expense														30,096
Common Stock [Member]
Commitments and Contingencies Disclosure [Line Items]
Stock Issued During Period, Shares, Other												595,455
Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock												80,000
Number of shares called by warrants																																						100,000
Minimum
Commitments and Contingencies Disclosure [Line Items]
Warrants exercise price												$ 0.30	$ 1.50
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.50	$ 0.94
Maximum
Commitments and Contingencies Disclosure [Line Items]
Warrants exercise price												$ 0.75	$ 4.00
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.75	$ 2.50
Director
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock						600,000
Grant date value						144,000
Stock options granted exercise price per share						$ 0.285
Number of shares vest on first anniversary of date of grant						200,000
Number of shares vest on second anniversary of date of grant						200,000
Number Of Shares Vest On Third Anniversary Of Date Of Grant						200,000
Chief Executive Officer
Commitments and Contingencies Disclosure [Line Items]
Employee-related Liabilities													25,000
Salaries, Wages and Officers Compensation, Total	400,000											450,000	600,000				600,000
Salary Reduced												450,000	360,000
Salary Bonus													300,000
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	100,000
Deferred Compensation Arrangement with Individual, Description	The CEO is entitled to receive an annual bonus for 2015 equal to 50% of his annual base salary and an annual bonus for the years 2016 and 2017 equal to 50% of his annual base salary in the event certain performance goals, as determined by the Companys Compensation Committee, are satisfied.
Chief Executive Officer | Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Salaries, Wages and Officers Compensation, Total												450,000
Salary Reduced												400,000
Consultant
Commitments and Contingencies Disclosure [Line Items]
Stock issued during period shares for services										312,795									30,000
Stock issued during period, value, issued for services										85,128		33,000
Stock-based compensation, stock option granted							500,000											75,000		60,000
Common stock exercise price							$ 0.32											$ 0.33		$ 0.39
Number of shares immediately vest on date of grants												150,000
Non Employee Director Awards
Commitments and Contingencies Disclosure [Line Items]
Accounts Payable and Accrued Liabilities, Total												105,000	130,000
Board of Directors
Commitments and Contingencies Disclosure [Line Items]
Salaries, Wages and Officers Compensation, Total						80,000
Compensation Paid To Directors Aggregate Amount						30,000
Compensation Paid To Directors Instalment Amount						50,000
Share Based Compensation						96,250
Board of Directors | Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Stock-based compensation, stock option granted																					300,000
Common stock exercise price																					$ 0.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																					3 years
Employees and Directors
Commitments and Contingencies Disclosure [Line Items]
Grant date value												15,000
Stock issued during period, value, issued for services																							5,000
Stock-based compensation, stock option granted												36,786										5,950,000		2,415,000
Common stock exercise price																						$ 0.33
Monthly Payments under Consulting Agreements																							10,000
Employees and Directors | Minimum
Commitments and Contingencies Disclosure [Line Items]
Common stock exercise price																								0.53
Employees and Directors | Maximum
Commitments and Contingencies Disclosure [Line Items]
Common stock exercise price																								0.65
Business Advisory Services
Commitments and Contingencies Disclosure [Line Items]
Stock-based compensation, stock option granted																									300,000
Business Advisory Services | Extension 1
Commitments and Contingencies Disclosure [Line Items]
Warrant exercisable term						5 years
Marketing Consulting Services
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock						250,000
Exercise price of warrant						$ 1.00
Marketing Consulting Services | Consultant
Commitments and Contingencies Disclosure [Line Items]
Contractual Obligation						65,000
Consulting Expense In Shares						500,000
Business Advisory Services Immediately Vesting
Commitments and Contingencies Disclosure [Line Items]
Consulting expense																									75,000
August 16, 2015
Commitments and Contingencies Disclosure [Line Items]
Number of shares vest on first anniversary of date of grant						150,000
August 16, 2016
Commitments and Contingencies Disclosure [Line Items]
Number of shares vest on second anniversary of date of grant						150,000
Assignment Agreement
Commitments and Contingencies Disclosure [Line Items]
Cash payment in exchange for patents																										15,000
Percentage of royalty agreed to be paid																										5.00%
Royalty Period																										20 years
Research and Development Arrangement
Commitments and Contingencies Disclosure [Line Items]
Cash payment in exchange for patents																										500,000
Percentage of royalty agreed to be paid																										5.00%
Royalty Period																										20 years
Research and Development Expense												264,000	500,000
Professional Fees												323,336															208,335
Accrued Professional Fees																											104,168
Gain On Settlement Related To Agreement																											166,668
Agreement Expiration Date																											Jun. 14, 2015
Research and Development Arrangement | Minimum
Commitments and Contingencies Disclosure [Line Items]
Fees payable for services per month																											20,000
Research and Development Arrangement | Maximum
Commitments and Contingencies Disclosure [Line Items]
Fees payable for services per month																											41,667
Marketing Consulting Services Agreement
Commitments and Contingencies Disclosure [Line Items]
Warrant exercisable term						5 years
Consulting expense												82,500	120,000
Marketing Consulting Services Agreement | Warrant [Member]
Commitments and Contingencies Disclosure [Line Items]
Grant date value						37,500
Marketing Consulting Services Agreement | Common Stock [Member]
Commitments and Contingencies Disclosure [Line Items]
Grant date value						110,000
Business Advisory Services | Extension 1
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock						250,000
Exercise price of warrant						$ 1.00
Grant date value						37,500
Additional Monthly Fee For Services Rendered						16,667
Business Advisory Services | Extension 2
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock						100,000
Exercise price of warrant						$ 0.50
Grant date value						17,000
Additional Monthly Fee For Services Rendered						15,000
Consulting expense												150,000	120,000
Chief Executive Officer Employment Agreements
Commitments and Contingencies Disclosure [Line Items]
Restructuring Reserve, Current												175,000
Severance Costs	125,000
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	300,000
Scientific Advisory Services
Commitments and Contingencies Disclosure [Line Items]
Grant date value																													5,860	47,960	45,900
Warrant exercisable term						10 years																						5 years	5 years	10 years	10 years
Recognized granted fair value award																												2,056
Total options granted						300,000																						5,000	25,000	100,000	60,000
Stock options granted exercise price per share						$ 0.285																						$ 1.00	$ 0.50	$ 1.00	$ 1.50
Number of shares immediately vest on date of grants						81,000																							5,000		30,000
Number of shares vest on first anniversary of date of grant																													12,500	50,000
Number of shares vest on second anniversary of date of grant																													12,500	50,000	30,000
Other
Commitments and Contingencies Disclosure [Line Items]
Warrant issued for the purchase of common stock																																10,000	100,000	10,000	100,000
Grant date value																																1,500	16,770	6,600	59,000
Warrant exercisable term																																5 years	5 years	3 years	5 years
Additional vested common stock shares												474,373	129,537
Additional Vested Common Stock Value												159,837	77,555
Warrants exercise price																																$ 0.75	$ 2.00	$ 1.50	$ 4.00
Stem Cell Treatment Company
Commitments and Contingencies Disclosure [Line Items]
Monthly Payments for Leasing																																				100
Payments for Leasing Per Day																																				3,750
Melville Lease
Commitments and Contingencies Disclosure [Line Items]
Number of shares called by warrants																																					142,100
Class of Warrant or Right, Exercise Price of Warrants or Rights																																					$ 0.50
Land Subject to Ground Leases																																					6,800
Land Lease Term																																					63 months
Stock Issued During Period, Shares, Other																																					284,200
Description Of Leasing Arrangement Consideration																																					(i) $60,000 towards the leasehold improvements of the leased premises and (ii) $11,050 of prepaid rent for the fifth month of the lease.
Stock Issued During Period, Shares, New Issues												71,050
Leasehold Improvements, Gross												60,000
Prepaid Rent												11,050
Security Deposit												45,900
Melville Lease | Minimum
Commitments and Contingencies Disclosure [Line Items]
Accrued Rent																																					132,600
Melville Lease | Maximum
Commitments and Contingencies Disclosure [Line Items]
Accrued Rent																																					$ 149,260